Long-term Debt and Convertible Preferred Stock Warrants - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Remainder of 2021	$ 4,000
2022	8,000	$ 3,500
2023	8,000	7,000
2024	20,000	7,000
2024		17,500
Thereafter		0
Thereafter	0
Total future principal	40,000	35,000
Less: unamortized debt discount	944	540
Less: current portion of long-term debt	5,736	3,270	$ 2,740
Noncurrent portion of long-term debt	$ 33,320	$ 31,190	$ 14,544